Trade, other receivables and tax receivables - narrative (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Value added and other indirect tax receivables	€ 2,149	€ 2,153
Fair Value of Assets Representing Derecognised Financial Assets	8,523	7,866
FCA Bank S.p.A.
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair Value of Assets Representing Derecognised Financial Assets	5,517	€ 4,933
Trade receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	65
Financing receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 973